UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Convertible Securities Fund

Annual Report

November 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	9.73%	15.28%	11.72%
Class M (incl. 3.50% sales charge)	12.04%	15.50%	11.65%
Class C (incl. contingent deferred sales charge)	14.53%	15.78%	11.70%
Fidelity® Convertible Securities Fund	16.78%	17.00%	12.70%
Class I	16.72%	16.97%	12.67%
Class Z	16.86%	17.06%	12.71%

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Convertible Securities Fund, a class of the fund, on November 30, 2011.

The chart shows how the value of your investment would have changed, and also shows how the ICE® BofA® All US Convertibles Index performed over the same period.

Period Ending Values
$33,066	Fidelity® Convertible Securities Fund
$36,762	ICE® BofA® All US Convertibles Index

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending November 30, 2021, the ICE BofA® All US Convertibles Index gained 13.76%, aided by the continued rally in stocks and low interest rates. U.S. stocks rose on the prospect of a surge in economic growth amid strong corporate earnings, widespread COVID-19 vaccination rates, historic fiscal stimulus and fresh federal government spending programs. The uptrend came even as mounting inflationary pressure, rising bond yields, supply constraint and the fast-spreading delta variant of the coronavirus led to bouts of volatility. By fall, the U.S. Federal Reserve had signaled it could soon begin to taper its bond purchases, with the growing likelihood that it would raise its target short-term interest rate in the new year. Amid this backdrop, the convertibles market benefited from strong investor demand that outstripped supply. After a surge of new convert issues from high-flying growth companies last spring, many of which had no coupons (or stated interest rates), new issuance slowed. At the same time, the convertibles market de-risked as some very equity-sensitive issues – notably convertible bonds issued by electric vehicle maker Tesla – matured or converted into stock. Within the convertibles index, the economically sensitive energy (+54%) and materials (+50%) sectors notably outperformed, whereas consumer staples (+0.4%) and real estate (+0.8%) lagged most. For the period, converts underperformed large-cap stocks (+28%), but handily outpaced taxable investment-grade bonds (-1%) and high-yield debt (+5%).

Comments from Portfolio Manager Adam Kramer:  For the fiscal year, the fund’s share classes (excluding sales charges, if applicable) gained about 17%, outpacing the benchmark ICE BofAML® All US Convertibles Index. By asset class, the fund’s non-benchmark stake in equities – about 16% of assets at period end – aided performance versus the benchmark. In addition, the fund’s convertible bonds (roughly 61% of assets) topped those in the benchmark. By sector, security selection in consumer discretionary and information technology helped most, followed by positioning in health care and an overweighting in energy. Among top individual contributors were convertible securities issued by electric vehicle maker Tesla (+104%) and natural gas producer Antero Resources (+283%). A non-benchmark equity stake in semiconductor company Nvidia (+140%) also helped. Conversely, the fund’s return from convertible preferred stock (about 19% of assets) lagged the group’s result in the benchmark. From a sector perspective, investment choices in communication services hurt most. Security selection in materials also hampered relative performance, but was largely offset by the fund’s overweighting here. Noteworthy individual detractors included convertible preferred stock issued by telecommunication services provider T-Mobile (-14%) and an underweighting in convertible bonds issued by software company Bill.com Holdings (+79%).

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Investments as of November 30, 2021

(excluding cash equivalents)	% of fund's net assets
Fortive Corp. 0.875% 2/15/22	2.5
DHT Holdings, Inc.	1.9
Wells Fargo & Co. 7.50%	1.9
Broadcom, Inc. Series A, 8.00%	1.7
Bank of America Corp. Series L, 7.25%	1.5
Wheaton Precious Metals Corp.	1.5
Newmont Corp.	1.5
Twitter, Inc. 0.25% 6/15/24	1.4
Ford Motor Co. 0% 3/15/26	1.4
NextEra Energy, Inc. 4.872%	1.3
16.6

Top Five Market Sectors as of November 30, 2021

% of fund's net assets
Information Technology	25.9
Industrials	12.0
Health Care	11.0
Consumer Discretionary	10.5
Communication Services	10.1

Asset Allocation (% of fund's net assets)

As of November 30, 2021 *
Convertible Securities	80.6%
Stocks	15.4%
Nonconvertible Bonds	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Foreign investments - 8.7%

Schedule of Investments November 30, 2021

Showing Percentage of Net Assets

Corporate Bonds - 63.3%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 61.4%
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 0.1%
Bandwidth, Inc. 0.25% 3/1/26		$185	$195
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)		2,900	2,927
			3,122
Entertainment - 1.3%
Liberty Media Corp.:
0.5% 12/1/50 (b)		1,721	2,270
2.25% 12/1/48 (b)		178	286
Live Nation Entertainment, Inc.:
2% 2/15/25		247	304
2.5% 3/15/23		4,169	6,812
Spotify U.S.A., Inc. 0% 3/15/26 (b)		2,910	2,647
World Wrestling Entertainment, Inc. 3.375% 12/15/23		3,600	7,407
Zynga, Inc.:
0% 12/15/26 (b)		5,479	4,993
0.25% 6/1/24		3,904	4,094
			28,813
Interactive Media & Services - 3.4%
Eventbrite, Inc.:
0.75% 9/15/26 (b)		321	287
5% 12/1/25		589	866
fuboTV, Inc. 3.25% 2/15/26 (b)		240	206
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		3,612	5,734
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		3,607	6,256
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		2,642	7,775
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)		2,880	2,266
Snap, Inc.:
0% 5/1/27 (b)		5,175	4,999
0.25% 5/1/25		2,784	6,270
0.75% 8/1/26		3,191	6,961
Twitter, Inc. 0.25% 6/15/24		28,465	31,062
Ziff Davis, Inc. 1.75% 11/1/26 (b)		188	233
			72,915
Media - 2.6%
Cable One, Inc. 0% 3/15/26 (b)		262	252
DISH Network Corp.:
0% 12/15/25 (b)		12,736	12,258
2.375% 3/15/24		9,612	8,975
3.375% 8/15/26		18,597	17,142
Gannett Co., Inc. 4.75% 4/15/24		1,450	1,253
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		4,323	7,554
Liberty Broadband Corp.:
1.25% 9/30/50 (b)		210	208
2.75% 9/30/50 (b)		210	215
Liberty Interactive LLC 1.75% 9/30/46 (b)		1,748	3,328
Liberty Media Corp.:
1% 1/30/23		1,735	2,889
1.375% 10/15/23		193	279
TechTarget, Inc. 0.125% 12/15/25 (b)		935	1,383
			55,736
TOTAL COMMUNICATION SERVICES			160,586
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.6%
LCI Industries 1.125% 5/15/26		5,010	5,413
Patrick Industries, Inc. 1% 2/1/23		6,703	7,428
Veoneer, Inc. 4% 6/1/24		201	331
			13,172
Automobiles - 2.6%
Arrival SA 3.5% 12/1/26 (b)		2,290	2,377
Fisker, Inc. 2.5% 9/15/26 (b)		200	252
Ford Motor Co. 0% 3/15/26 (b)		23,886	30,962
Tesla, Inc. 2% 5/15/24		1,220	22,492
			56,083
Diversified Consumer Services - 0.0%
2U, Inc. 2.25% 5/1/25		207	235
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. 0% 3/15/26 (b)		5,709	5,652
Booking Holdings, Inc. 0.75% 5/1/25		7,662	10,309
Carnival Corp. 5.75% 4/1/23		1,367	2,565
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26 (b)		210	197
DraftKings, Inc. 0% 3/15/28 (b)		227	176
Expedia, Inc. 0% 2/15/26 (b)		225	241
Marriott Vacations Worldwide Corp.:
0% 1/15/26 (b)		200	219
1.5% 9/15/22		181	206
NCL Corp. Ltd.:
1.125% 2/15/27 (b)		5,700	5,221
5.375% 8/1/25		2,450	3,320
Penn National Gaming, Inc. 2.75% 5/15/26		1,959	4,587
Royal Caribbean Cruises Ltd.:
2.875% 11/15/23		2,410	2,699
4.25% 6/15/23		5,400	6,430
Shake Shack, Inc. 0% 3/1/28 (b)		260	215
Vail Resorts, Inc. 0% 1/1/26 (b)		200	213
			42,250
Internet & Direct Marketing Retail - 1.8%
Etsy, Inc.:
0.125% 10/1/26		4,047	12,740
0.125% 9/1/27		4,070	6,288
0.25% 6/15/28 (b)		210	279
Farfetch Ltd. 3.75% 5/1/27		1,324	3,054
Fiverr International Ltd. 0% 11/1/25		2,250	2,267
The RealReal, Inc.:
1% 3/1/28 (b)		6,282	5,575
3% 6/15/25		6,800	8,116
Wayfair LLC 1.125% 11/1/24		120	263
			38,582
Leisure Products - 0.8%
Callaway Golf Co. 2.75% 5/1/26		3,690	6,328
Peloton Interactive, Inc. 0% 2/15/26 (b)		12,194	10,152
			16,480
Specialty Retail - 1.1%
American Eagle Outfitters, Inc. 3.75% 4/15/25		1,081	3,326
Burlington Stores, Inc. 2.25% 4/15/25		1,490	2,212
Dick's Sporting Goods, Inc. 3.25% 4/15/25		3,996	14,388
National Vision Holdings, Inc. 2.5% 5/15/25		2,667	4,454
WH Smith PLC 1.625% 5/7/26 (Reg. S)	GBP	200	252
			24,632
Textiles, Apparel & Luxury Goods - 0.3%
Marathon Digital Holdings, Inc. 1% 12/1/26 (b)		7,616	7,323
Under Armour, Inc. 1.5% 6/1/24		79	165
			7,488
TOTAL CONSUMER DISCRETIONARY			198,922
CONSUMER STAPLES - 0.9%
Food Products - 0.4%
Beyond Meat, Inc. 0% 3/15/27 (b)		12,122	8,531
Tobacco - 0.5%
Turning Point Brands, Inc. 2.5% 7/15/24		11,559	11,952
TOTAL CONSUMER STAPLES			20,483
ENERGY - 2.6%
Energy Equipment & Services - 0.0%
Vantage Drilling Co. 0% 7/15/43 (b)(c)(d)		20,000	451
Oil, Gas & Consumable Fuels - 2.6%
Antero Resources Corp. 4.25% 9/1/26		5,388	22,370
Arch Resources, Inc. 5.25% 11/15/25		3,811	8,704
Cheniere Energy, Inc. 4.25% 3/15/45		7,712	6,527
CNX Resources Corp. 2.25% 5/1/26		3,121	4,073
EQT Corp. 1.75% 5/1/26		3,466	5,291
Pioneer Natural Resources Co. 0.25% 5/15/25		5,247	9,048
			56,013
TOTAL ENERGY			56,464
FINANCIALS - 1.5%
Capital Markets - 1.1%
Coinbase Global, Inc. 0.5% 6/1/26 (b)		20,501	24,109
Consumer Finance - 0.3%
SoFi Technologies, Inc. 0% 10/15/26 (b)		6,510	7,049
Upstart Holdings, Inc. 0.25% 8/15/26 (b)		220	238
			7,287
Mortgage Real Estate Investment Trusts - 0.1%
Arbor Realty Trust, Inc. 4.75% 11/1/22		180	197
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0% 8/15/23		180	226
Starwood Property Trust, Inc. 4.375% 4/1/23		230	244
Two Harbors Investment Corp. 6.25% 1/15/26		190	193
			860
TOTAL FINANCIALS			32,256
HEALTH CARE - 6.4%
Biotechnology - 1.2%
BridgeBio Pharma, Inc. 2.5% 3/15/27		1,400	1,744
Coherus BioSciences, Inc. 1.5% 4/15/26		205	247
Cytokinetics, Inc. 4% 11/15/26		270	1,047
Dynavax Technologies Corp. 2.5% 5/15/26 (b)		200	358
Exact Sciences Corp.:
0.375% 3/15/27		3,607	3,828
0.375% 3/1/28		4,842	4,853
1% 1/15/25		3,416	4,622
Halozyme Therapeutics, Inc. 1.25% 12/1/24		480	717
Insmed, Inc. 0.75% 6/1/28		200	220
Natera, Inc. 2.25% 5/1/27		1,392	3,495
Neurocrine Biosciences, Inc. 2.25% 5/15/24		1,754	2,150
Novavax, Inc. 3.75% 2/1/23		143	243
Sarepta Therapeutics, Inc. 1.5% 11/15/24		2,247	3,059
			26,583
Health Care Equipment & Supplies - 3.2%
CONMED Corp. 2.625% 2/1/24		1,646	2,572
CryoPort, Inc. 0.75% 12/1/26 (b)		220	211
DexCom, Inc.:
0.25% 11/15/25		7,612	9,177
0.75% 12/1/23		4,162	14,239
Envista Holdings Corp. 2.375% 6/1/25		6,242	12,090
Glaukos Corp. 2.75% 6/15/27		1,838	2,130
Haemonetics Corp. 0% 3/1/26 (b)		270	218
Insulet Corp. 0.375% 9/1/26		4,831	6,730
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		230	243
LivaNova U.S.A., Inc. 3% 12/15/25		4,024	6,051
Mesa Laboratories, Inc. 1.375% 8/15/25		1,437	1,757
Nevro Corp. 2.75% 4/1/25		1,023	1,171
Novocure Ltd. 0% 11/1/25		200	199
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		9,876	13,169
Varex Imaging Corp. 4% 6/1/25		190	295
			70,252
Health Care Providers & Services - 1.2%
Accolade, Inc. 0.5% 4/1/26 (b)		220	192
Anthem, Inc. 2.75% 10/15/42		1,099	6,315
Brookdale Senior Living, Inc. 2% 10/15/26 (b)		6,994	7,439
Guardant Health, Inc. 0% 11/15/27 (b)		10,835	11,235
Oak Street Health, Inc. 0% 3/15/26 (b)		1,200	949
			26,130
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		900	1,227
Health Catalyst, Inc. 2.5% 4/15/25		947	1,469
Omnicell, Inc. 0.25% 9/15/25		2,491	4,618
Teladoc Health, Inc. 1.25% 6/1/27		279	254
Vocera Communications, Inc. 0.5% 9/15/26 (b)		200	233
			7,801
Life Sciences Tools & Services - 0.4%
Illumina, Inc. 0% 8/15/23		179	200
Inotiv, Inc. 3.25% 10/15/27 (b)		220	301
Nanostring Technologies, Inc. 2.625% 3/1/25		750	884
NeoGenomics, Inc. 1.25% 5/1/25		750	892
Repligen Corp. 0.375% 7/15/24		2,430	6,154
			8,431
TOTAL HEALTH CARE			139,197
INDUSTRIALS - 9.3%
Aerospace & Defense - 0.7%
Parsons Corp. 0.25% 8/15/25		14,751	14,485
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. 1.125% 10/15/24		2,096	2,171
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		2,880	4,442
			6,613
Airlines - 1.3%
American Airlines Group, Inc. 6.5% 7/1/25		2,775	3,803
JetBlue Airways Corp. 0.5% 4/1/26 (b)		10,841	10,201
Southwest Airlines Co. 1.25% 5/1/25		10,667	14,327
			28,331
Construction & Engineering - 0.4%
Granite Construction, Inc. 2.75% 11/1/24		6,983	9,460
Electrical Equipment - 1.0%
Bloom Energy Corp. 2.5% 8/15/25		3,022	5,583
Plug Power, Inc. 3.75% 6/1/25		1,226	9,704
Stem, Inc. 0.5% 12/1/28 (b)		5,691	5,705
Sunrun, Inc. 0% 2/1/26 (b)		260	225
			21,217
Machinery - 3.6%
Chart Industries, Inc. 1% 11/15/24 (b)		1,321	3,971
Fortive Corp. 0.875% 2/15/22		55,731	55,324
John Bean Technologies Corp. 0.25% 5/15/26 (b)		6,178	6,901
Middleby Corp. 1% 9/1/25		2,180	3,148
The Greenbrier Companies, Inc. 2.875% 4/15/28 (b)		8,820	9,107
			78,451
Marine - 0.3%
Seaspan Corp. 3.75% 12/15/25 (b)		4,472	5,315
Professional Services - 1.3%
FTI Consulting, Inc. 2% 8/15/23		7,435	11,067
KBR, Inc. 2.5% 11/1/23		10,079	17,761
Upwork, Inc. 0.25% 8/15/26 (b)		220	212
			29,040
Road & Rail - 0.4%
Lyft, Inc. 1.5% 5/15/25		2,950	3,770
Uber Technologies, Inc. 0% 12/15/25 (b)		5,646	5,239
			9,009
TOTAL INDUSTRIALS			201,921
INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 0.3%
Lumentum Holdings, Inc.:
0.25% 3/15/24		1,601	2,398
0.5% 12/15/26		3,674	4,055
			6,453
Electronic Equipment & Components - 0.2%
II-VI, Inc. 0.25% 9/1/22		159	218
Insight Enterprises, Inc. 0.75% 2/15/25		1,764	2,640
Par Technology Corp. 1.5% 10/15/27		1,580	1,573
			4,431
IT Services - 3.8%
Affirm Holdings, Inc. 0% 11/15/26 (b)		270	265
Akamai Technologies, Inc.:
0.125% 5/1/25		5,806	7,411
0.375% 9/1/27		8,289	9,445
BigCommerce Holdings, Inc. 0.25% 10/1/26 (b)		1,580	1,556
Cloudflare, Inc.:
0% 8/15/26 (b)		5,500	6,786
0.75% 5/15/25		95	476
Digitalocean Holdings, Inc. 0% 12/1/26 (b)		259	253
Fastly, Inc. 0% 3/15/26 (b)		2,627	2,203
MongoDB, Inc.:
0.25% 1/15/26		3,736	8,977
0.75% 6/15/24		415	3,030
Okta, Inc.:
0.125% 9/1/25		4,852	6,388
0.375% 6/15/26		7,756	8,997
Repay Holdings Corp. 0% 2/1/26 (b)		277	231
Shift4 Payments, Inc. 0% 12/15/25 (b)		3,280	3,248
Shopify, Inc. 0.125% 11/1/25		3,855	4,913
Square, Inc.:
0% 5/1/26		6,096	6,626
0.125% 3/1/25		2,497	4,470
0.25% 11/1/27		2,795	3,111
0.5% 5/15/23		1,809	4,837
			83,223
Semiconductors & Semiconductor Equipment - 4.2%
Camtek Ltd. 0% 12/1/26 (b)		1,600	1,695
Enphase Energy, Inc.:
0% 3/1/26 (b)		260	291
0% 3/1/28 (b)		260	300
0.25% 3/1/25 (b)		1,850	5,734
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26 (b)		3,270	3,666
Microchip Technology, Inc.:
1.625% 2/15/25		2,308	8,516
1.625% 2/15/27		3,427	8,173
2.25% 2/15/37		3,808	9,487
Nova Ltd. 0% 10/15/25		1,215	2,128
ON Semiconductor Corp.:
0% 5/1/27 (b)		7,673	10,510
1.625% 10/15/23		3,762	11,152
Rambus, Inc. 1.375% 2/1/23		180	261
SMART Global Holdings, Inc. 2.25% 2/15/26		200	311
SolarEdge Technologies, Inc. 0% 9/15/25		4,140	5,647
Teradyne, Inc. 1.25% 12/15/23		2,057	9,943
Veeco Instruments, Inc. 3.75% 6/1/27		150	309
Wolfspeed, Inc.:
0.875% 9/1/23		2,686	5,505
1.75% 5/1/26		3,331	8,821
			92,449
Software - 12.6%
8x8, Inc. 0.5% 2/1/24		194	208
Altair Engineering, Inc. 0.25% 6/1/24		3,124	5,144
Avalara, Inc. 0.25% 8/1/26 (b)		200	190
Bentley Systems, Inc. 0.125% 1/15/26 (b)		200	204
Bill.Com Holdings, Inc.:
0% 12/1/25 (b)		200	373
0% 4/1/27 (b)		220	238
BlackLine, Inc.:
0% 3/15/26 (b)		250	240
0.125% 8/1/24		2,579	4,078
Box, Inc. 0% 1/15/26 (b)		7,633	8,586
Cerence, Inc. 3% 6/1/25		969	2,076
Ceridian HCM Holding, Inc. 0.25% 3/15/26 (b)		9,097	9,807
Coupa Software, Inc.:
0.125% 6/15/25		5,018	7,021
0.375% 6/15/26		10,464	10,673
Datadog, Inc. 0.125% 6/15/25		2,599	5,213
DocuSign, Inc. 0% 1/15/24 (b)		211	214
Dropbox, Inc.:
0% 3/1/26 (b)		209	204
0% 3/1/28 (b)		265	259
Dye & Durham Ltd. 3.75% 3/1/26 (b)(d)	CAD	257	195
Everbridge, Inc.:
0% 3/15/26 (b)		9,000	8,550
0.125% 12/15/24		3,373	4,039
Five9, Inc. 0.5% 6/1/25		3,683	4,586
Guidewire Software, Inc. 1.25% 3/15/25		2,797	3,335
HubSpot, Inc. 0.375% 6/1/25		2,229	6,563
LivePerson, Inc.:
0% 12/15/26 (b)		8,684	7,528
0.75% 3/1/24		2,840	3,454
Mandiant, Inc.:
0.875% 6/1/24		5,743	5,933
1.625% 6/1/35		4,451	4,443
MicroStrategy, Inc.:
0% 2/15/27 (b)		13,444	10,782
0.75% 12/15/25 (b)		133	259
Mitek Systems, Inc. 0.75% 2/1/26 (b)		226	244
NortonLifeLock, Inc. 2% 8/15/22 (b)		3,525	4,408
Nuance Communications, Inc.:
1% 12/15/35		4,005	9,185
1.25% 4/1/25		3,024	8,552
Nutanix, Inc. 0% 1/15/23		351	356
Pagerduty, Inc. 1.25% 7/1/25		1,647	1,917
Palo Alto Networks, Inc.:
0.375% 6/1/25		9,577	17,837
0.75% 7/1/23		8,142	16,760
Pegasystems, Inc. 0.75% 3/1/25		2,948	3,167
Progress Software Corp. 1% 4/15/26 (b)		3,800	3,911
Q2 Holdings, Inc. 0.75% 6/1/26		3,503	3,971
Rapid7, Inc.:
0.25% 3/15/27 (b)		2,350	3,131
2.25% 5/1/25		3,600	7,565
RingCentral, Inc.:
0% 3/1/25		282	282
0% 3/15/26		3,323	3,178
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		2,557	4,890
ServiceNow, Inc. 0% 6/1/22		1,968	9,448
Splunk, Inc.:
0.5% 9/15/23		2,974	3,277
1.125% 9/15/25		5,267	5,925
1.125% 6/15/27		197	186
Tyler Technologies, Inc. 0.25% 3/15/26 (b)		8,400	9,993
Unity Software, Inc. 0% 11/15/26 (b)		260	248
Varonis Systems, Inc. 1.25% 8/15/25		1,200	2,153
Verint Systems, Inc. 0.25% 4/15/26 (b)		230	229
Veritone, Inc. 1.75% 11/15/26 (b)		2,280	2,301
Workday, Inc. 0.25% 10/1/22		9,567	17,876
Workiva, Inc. 1.125% 8/15/26		943	1,758
Zendesk, Inc. 0.625% 6/15/25		6,425	7,524
Zscaler, Inc. 0.125% 7/1/25		3,742	8,782
			273,449
TOTAL INFORMATION TECHNOLOGY			460,005
MATERIALS - 1.6%
Chemicals - 0.5%
Amyris, Inc. 1.5% 11/15/26 (b)		5,730	5,472
Livent Corp. 4.125% 7/15/25		1,384	4,944
			10,416
Metals & Mining - 1.1%
Allegheny Technologies, Inc. 3.5% 6/15/25		170	207
Cleveland-Cliffs, Inc. 1.5% 1/15/25		174	457
Endeavour Mining Corp. 3% 2/15/23 (b)		4,560	5,349
MP Materials Corp. 0.25% 4/1/26 (b)		6,081	7,260
SSR Mining, Inc. 2.5% 4/1/39		3,335	4,129
United States Steel Corp. 5% 11/1/26		3,290	6,314
			23,716
TOTAL MATERIALS			34,132
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
IH Merger Sub LLC 3.5% 1/15/22		1,900	3,363
iStar Financial, Inc. 3.125% 9/15/22		200	354
Pebblebrook Hotel Trust 1.75% 12/15/26		7,738	8,191
Summit Hotel Properties, Inc. 1.5% 2/15/26		7,966	7,983
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		5,884	7,719
			27,610
Real Estate Management & Development - 0.0%
Opendoor Technologies, Inc. 0.25% 8/15/26 (b)		220	234
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26 (b)		268	255
Zillow Group, Inc. 2.75% 5/15/25		187	222
			711
TOTAL REAL ESTATE			28,321
UTILITIES - 0.2%
Electric Utilities - 0.2%
NRG Energy, Inc. 2.75% 6/1/48		2,734	3,013
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 6/15/24 (b)		210	219
Sunnova Energy International, Inc. 0.25% 12/1/26 (b)		200	249
			468
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS		4	222
TOTAL UTILITIES			3,703

TOTAL CONVERTIBLE BONDS			1,335,990

Nonconvertible Bonds - 1.9%
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.5% 5/1/25 (b)		9,885	9,934
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)		6,985	7,614
			17,548
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 6.125% 4/1/30 (b)		4,225	4,045
INDUSTRIALS - 0.2%
Marine - 0.2%
Seaspan Corp. 5.5% 8/1/29 (b)		5,500	5,457
MATERIALS - 0.7%
Metals & Mining - 0.7%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		13,860	14,518

TOTAL NONCONVERTIBLE BONDS			41,568

TOTAL CORPORATE BONDS
(Cost $1,092,099)			1,377,558
		Shares	Value (000s)

Common Stocks - 15.4%
COMMUNICATION SERVICES - 1.6%
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (e)		5,150	14,615
Genius Sports Ltd. (f)		349,670	3,325
Meta Platforms, Inc. Class A (e)		52,300	16,969
			34,909
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.5%
Caesars Entertainment, Inc. (e)		131,183	11,816
Specialty Retail - 0.1%
Victoria's Secret & Co.		25,000	1,357

TOTAL CONSUMER DISCRETIONARY			13,173

ENERGY - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
DHT Holdings, Inc. (f)		7,617,812	42,279
Enterprise Products Partners LP		183,800	3,931
Enviva Partners LP		314,900	22,052
MPLX LP		305,200	8,945
			77,207
FINANCIALS - 2.1%
Capital Markets - 1.0%
AllianceBernstein Holding LP		249,300	12,495
Lazard Ltd. Class A		211,800	9,027
			21,522
Diversified Financial Services - 1.1%
Sports Entertainment Acquisition Corp. Class A (e)		2,215,515	23,285

TOTAL FINANCIALS			44,807

HEALTH CARE - 0.3%
Biotechnology - 0.0%
Alder Biopharmaceuticals, Inc. rights (d)(e)		103,495	91
Health Care Equipment & Supplies - 0.3%
Insulet Corp. (e)		24,660	7,113

TOTAL HEALTH CARE			7,204

INDUSTRIALS - 0.8%
Electrical Equipment - 0.8%
Babcock & Wilcox Enterprises, Inc. (e)		1,937,177	17,628
INFORMATION TECHNOLOGY - 3.1%
Semiconductors & Semiconductor Equipment - 2.4%
GlobalFoundries, Inc.		100,000	6,924
Micron Technology, Inc.		195,515	16,423
NVIDIA Corp.		56,400	18,429
NXP Semiconductors NV		45,023	10,056
			51,832
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.		91,500	15,125

TOTAL INFORMATION TECHNOLOGY			66,957

MATERIALS - 3.0%
Metals & Mining - 3.0%
Newmont Corp.		577,000	31,689
Wheaton Precious Metals Corp.		780,600	32,643
			64,332
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
MGM Growth Properties LLC		268,500	9,830
TOTAL COMMON STOCKS
(Cost $275,647)			336,047

Convertible Preferred Stocks - 19.2%
COMMUNICATION SERVICES - 1.1%
Media - 0.2%
ViacomCBS, Inc. Series A 5.75%		77,360	3,985
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. 5.25% (b)		19,150	19,050

TOTAL COMMUNICATION SERVICES			23,035

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.7%
Aptiv PLC Series A, 5.50%		80,100	14,326
Internet & Direct Marketing Retail - 0.1%
Chewy, Inc. 6.50% (b)(e)		1,700	2,618

TOTAL CONSUMER DISCRETIONARY			16,944

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bunge Ltd. 4.875% (e)		1,900	232
FINANCIALS - 4.0%
Banks - 3.4%
Bank of America Corp. Series L, 7.25% (e)		22,989	32,667
Wells Fargo & Co. 7.50%		27,643	40,526
			73,193
Capital Markets - 0.6%
KKR & Co. LP Series C, 6.00%		138,800	12,843

TOTAL FINANCIALS			86,036

HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co. 6.50%		253,600	12,873
Boston Scientific Corp. Series A, 5.50%		145,400	15,350
			28,223
Health Care Technology - 0.1%
Change Healthcare, Inc. 6.00%		39,200	2,640
Life Sciences Tools & Services - 2.7%
Avantor, Inc. Series A, 6.25%		98,200	11,864
Danaher Corp.:
4.75%		11,100	23,896
Series B, 5.00% (e)		13,850	23,670
			59,430

TOTAL HEALTH CARE			90,293

INDUSTRIALS - 1.7%
Construction & Engineering - 1.1%
Fluor Corp. 6.50% (b)		19,400	23,734
Machinery - 0.6%
Colfax Corp. 5.75% (e)		32,400	6,026
RBC Bearings, Inc.		76,000	7,941
			13,967

TOTAL INDUSTRIALS			37,701

INFORMATION TECHNOLOGY - 1.7%
IT Services - 0.0%
Sabre Corp. Series A, 6.50%		1,900	195
Semiconductors & Semiconductor Equipment - 1.7%
Broadcom, Inc. Series A, 8.00%		21,200	36,892

TOTAL INFORMATION TECHNOLOGY			37,087

MATERIALS - 0.7%
Metals & Mining - 0.7%
ArcelorMittal SA 5.50%		257,100	16,244
UTILITIES - 5.1%
Electric Utilities - 3.9%
American Electric Power Co., Inc. 6.125%		4,900	242
NextEra Energy, Inc.:
4.872%		447,500	28,401
5.279% (e)		258,000	13,963
6.219%		156,200	8,471
PG&E Corp.		185,700	21,024
Southern Co. 6.75%		244,800	12,301
			84,402
Gas Utilities - 0.4%
UGI Corp. 7.125%		99,900	9,575
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp. 6.875%		97,800	9,203
Multi-Utilities - 0.3%
Dominion Energy, Inc. 7.25%		3,200	304
DTE Energy Co. 6.25% (e)		127,800	6,186
NiSource, Inc. 7.75%		2,200	228
			6,718
Water Utilities - 0.1%
Essential Utilities, Inc. 6.00%		24,500	1,417

TOTAL UTILITIES			111,315

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $348,880)			418,887

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.06% (g)		25,536,519	25,542
Fidelity Securities Lending Cash Central Fund 0.07% (g)(h)		12,816,875	12,818
TOTAL MONEY MARKET FUNDS
(Cost $38,360)			38,360
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,754,986)			2,170,852
NET OTHER ASSETS (LIABILITIES) - 0.3%			6,003
NET ASSETS - 100%			$2,176,855

Currency Abbreviations

CAD – Canadian dollar

GBP – British pound

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $479,249,000 or 22.0% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,527	$1,006,167	$982,150	$24	$(2)	$--	$25,542	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	4,500	236,947	228,629	1,002	--	--	12,818	0.0%
Total	$6,027	$1,243,114	$1,210,779	$1,026	$(2)	$--	$38,360

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
DHT Holdings, Inc.	$47,660	$6,101	$16,137	$1,062	$(1,705)	$6,517	$--
Total	$47,660	$6,101	$16,137	$1,062	$(1,705)	$6,517	$--

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$57,944	$34,909	$23,035	$--
Consumer Discretionary	30,117	13,173	16,944	--
Consumer Staples	232	--	232	--
Energy	77,207	77,207	--	--
Financials	130,843	57,650	73,193	--
Health Care	97,497	7,113	90,293	91
Industrials	55,329	17,628	37,701	--
Information Technology	104,044	66,957	37,087	--
Materials	80,576	64,332	16,244	--
Real Estate	9,830	9,830	--	--
Utilities	111,315	--	111,315	--
Corporate Bonds	1,377,558	--	1,376,912	646
Money Market Funds	38,360	38,360	--	--
Total Investments in Securities:	$2,170,852	$387,159	$1,782,956	$737

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	0.8%
BBB	3.9%
BB	4.6%
B	3.7%
CCC,CC,C	0.8%
Not Rated	49.5%
Equities	34.6%
Short-Term Investments and Net Other Assets	2.1%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		November 30, 2021
Assets
Investment in securities, at value (including securities loaned of $12,316) — See accompanying schedule: Unaffiliated issuers (cost $1,716,626)	$2,132,492
Fidelity Central Funds (cost $38,360)	38,360
Total Investment in Securities (cost $1,754,986)		$2,170,852
Cash		16
Receivable for investments sold		35,241
Receivable for fund shares sold		1,596
Dividends receivable		2,811
Interest receivable		3,350
Distributions receivable from Fidelity Central Funds		54
Prepaid expenses		2
Other receivables		26
Total assets		2,213,948
Liabilities
Payable for investments purchased	$19,966
Payable for fund shares redeemed	2,909
Accrued management fee	1,019
Distribution and service plan fees payable	34
Other affiliated payables	283
Other payables and accrued expenses	63
Collateral on securities loaned	12,819
Total liabilities		37,093
Net Assets		$2,176,855
Net Assets consist of:
Paid in capital		$1,410,280
Total accumulated earnings (loss)		766,575
Net Assets		$2,176,855
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($57,172 ÷ 1,327.84 shares)(a)		$43.06
Maximum offering price per share (100/94.25 of $43.06)		$45.69
Class M:
Net Asset Value and redemption price per share ($11,054 ÷ 256.51 shares)(a)		$43.09
Maximum offering price per share (100/96.50 of $43.09)		$44.65
Class C:
Net Asset Value and offering price per share ($19,036 ÷ 445.47 shares)(a)		$42.73
Convertible Securities:
Net Asset Value, offering price and redemption price per share ($1,922,398 ÷ 44,411.42 shares)		$43.29
Class I:
Net Asset Value, offering price and redemption price per share ($110,151 ÷ 2,549.62 shares)		$43.20
Class Z:
Net Asset Value, offering price and redemption price per share ($57,044 ÷ 1,320.68 shares)		$43.19

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended November 30, 2021
Investment Income
Dividends (including $1,062 earned from other affiliated issuers)		$23,299
Interest		18,303
Income from Fidelity Central Funds (including $1,002 from security lending)		1,026
Total income		42,628
Expenses
Management fee
Basic fee	$9,307
Performance adjustment	1,732
Transfer agent fees	2,762
Distribution and service plan fees	423
Accounting fees	659
Custodian fees and expenses	27
Independent trustees' fees and expenses	8
Registration fees	143
Audit	68
Legal	4
Interest	1
Miscellaneous	8
Total expenses before reductions	15,142
Expense reductions	(34)
Total expenses after reductions		15,108
Net investment income (loss)		27,520
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	402,881
Fidelity Central Funds	(2)
Other affiliated issuers	(1,705)
Foreign currency transactions	(132)
Total net realized gain (loss)		401,042
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(111,710)
Affiliated issuers	6,517
Total change in net unrealized appreciation (depreciation)		(105,193)
Net gain (loss)		295,849
Net increase (decrease) in net assets resulting from operations		$323,369

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2021	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,520	$38,591
Net realized gain (loss)	401,042	191,166
Change in net unrealized appreciation (depreciation)	(105,193)	300,706
Net increase (decrease) in net assets resulting from operations	323,369	530,463
Distributions to shareholders	(197,350)	(63,309)
Share transactions - net increase (decrease)	85,839	(71,619)
Total increase (decrease) in net assets	211,858	395,535
Net Assets
Beginning of period	1,964,997	1,569,462
End of period	$2,176,855	$1,964,997

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Convertible Securities Fund Class A

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$40.70	$30.97	$28.07	$28.49	$26.85
Income from Investment Operations
Net investment income (loss)A	.42	.70	.43	.76B	.75
Net realized and unrealized gain (loss)	5.89	10.23	4.38	.25	2.02C
Total from investment operations	6.31	10.93	4.81	1.01	2.77
Distributions from net investment income	(.81)	(.63)	(.40)	(.85)	(.71)
Distributions from net realized gain	(3.14)	(.57)	(1.51)	(.58)	(.42)
Total distributions	(3.95)	(1.20)	(1.91)	(1.43)	(1.13)
Net asset value, end of period	$43.06	$40.70	$30.97	$28.07	$28.49
Total ReturnD,E	16.43%	36.42%	18.75%	3.60%	10.57%C
Ratios to Average Net AssetsF,G
Expenses before reductions	.97%	.93%	.81%	.75%	.74%
Expenses net of fee waivers, if any	.97%	.92%	.80%	.75%	.74%
Expenses net of all reductions	.97%	.92%	.80%	.75%	.74%
Net investment income (loss)	.98%	2.11%	1.52%	2.66%B	2.71%
Supplemental Data
Net assets, end of period (in millions)	$57	$40	$25	$19	$21
Portfolio turnover rateH	87%	147%	151%	176%	110%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.99%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.28%

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class M

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$40.73	$30.98	$28.09	$28.47	$26.86
Income from Investment Operations
Net investment income (loss)A	.31	.61	.35	.68B	.68
Net realized and unrealized gain (loss)	5.89	10.26	4.36	.25	2.01C
Total from investment operations	6.20	10.87	4.71	.93	2.69
Distributions from net investment income	(.70)	(.55)	(.32)	(.73)	(.66)
Distributions from net realized gain	(3.14)	(.57)	(1.51)	(.58)	(.42)
Total distributions	(3.84)	(1.12)	(1.82)D	(1.31)	(1.08)
Net asset value, end of period	$43.09	$40.73	$30.98	$28.09	$28.47
Total ReturnE,F	16.10%	36.10%	18.34%	3.31%	10.26%C
Ratios to Average Net AssetsG,H
Expenses before reductions	1.23%	1.19%	1.09%	1.04%	1.01%
Expenses net of fee waivers, if any	1.22%	1.19%	1.09%	1.04%	1.01%
Expenses net of all reductions	1.22%	1.19%	1.08%	1.03%	1.01%
Net investment income (loss)	.73%	1.84%	1.24%	2.38%B	2.44%
Supplemental Data
Net assets, end of period (in millions)	$11	$9	$6	$6	$14
Portfolio turnover rateI	87%	147%	151%	176%	110%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.71%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.97%

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class C

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$40.42	$30.76	$27.89	$28.31	$26.68
Income from Investment Operations
Net investment income (loss)A	.09	.44	.22	.54B	.54
Net realized and unrealized gain (loss)	5.85	10.19	4.34	.25	2.01C
Total from investment operations	5.94	10.63	4.56	.79	2.55
Distributions from net investment income	(.49)	(.40)	(.18)	(.63)	(.50)
Distributions from net realized gain	(3.14)	(.57)	(1.51)	(.58)	(.42)
Total distributions	(3.63)	(.97)	(1.69)	(1.21)	(.92)
Net asset value, end of period	$42.73	$40.42	$30.76	$27.89	$28.31
Total ReturnD,E	15.53%	35.42%	17.82%	2.82%	9.75%C
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%	1.69%	1.55%	1.50%	1.50%
Expenses net of fee waivers, if any	1.74%	1.69%	1.55%	1.50%	1.49%
Expenses net of all reductions	1.74%	1.68%	1.55%	1.49%	1.49%
Net investment income (loss)	.21%	1.35%	.77%	1.92%B	1.96%
Supplemental Data
Net assets, end of period (in millions)	$19	$24	$17	$17	$19
Portfolio turnover rateH	87%	147%	151%	176%	110%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.46%

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$40.89	$31.09	$28.18	$28.59	$26.95
Income from Investment Operations
Net investment income (loss)A	.55	.80	.52	.85B	.83
Net realized and unrealized gain (loss)	5.92	10.29	4.38	.25	2.02C
Total from investment operations	6.47	11.09	4.90	1.10	2.85
Distributions from net investment income	(.93)	(.72)	(.48)	(.93)	(.80)
Distributions from net realized gain	(3.14)	(.57)	(1.51)	(.58)	(.42)
Total distributions	(4.07)	(1.29)	(1.99)	(1.51)	(1.21)D
Net asset value, end of period	$43.29	$40.89	$31.09	$28.18	$28.59
Total ReturnE	16.78%	36.88%	19.04%	3.93%	10.88%C
Ratios to Average Net AssetsF,G
Expenses before reductions	.67%	.63%	.51%	.46%	.45%
Expenses net of fee waivers, if any	.67%	.63%	.51%	.46%	.45%
Expenses net of all reductions	.67%	.62%	.51%	.45%	.45%
Net investment income (loss)	1.28%	2.41%	1.81%	2.96%B	3.00%
Supplemental Data
Net assets, end of period (in millions)	$1,922	$1,791	$1,429	$1,278	$1,432
Portfolio turnover rateH	87%	147%	151%	176%	110%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.29%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.59%

 D Total distributions per share do not sum due to rounding.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class I

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$40.82	$31.04	$28.13	$28.55	$26.91
Income from Investment Operations
Net investment income (loss)A	.53	.79	.52	.84B	.83
Net realized and unrealized gain (loss)	5.91	10.27	4.38	.24	2.02C
Total from investment operations	6.44	11.06	4.90	1.08	2.85
Distributions from net investment income	(.92)	(.71)	(.48)	(.92)	(.79)
Distributions from net realized gain	(3.14)	(.57)	(1.51)	(.58)	(.42)
Total distributions	(4.06)	(1.28)	(1.99)	(1.50)	(1.21)
Net asset value, end of period	$43.20	$40.82	$31.04	$28.13	$28.55
Total ReturnD	16.72%	36.84%	19.07%	3.87%	10.87%C
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%	.65%	.52%	.47%	.47%
Expenses net of fee waivers, if any	.70%	.65%	.52%	.47%	.47%
Expenses net of all reductions	.70%	.64%	.52%	.47%	.47%
Net investment income (loss)	1.25%	2.39%	1.80%	2.94%B	2.98%
Supplemental Data
Net assets, end of period (in millions)	$110	$65	$61	$32	$41
Portfolio turnover rateG	87%	147%	151%	176%	110%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.58%

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class Z

Years ended November 30,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$40.81	$31.03	$28.14	$29.30
Income from Investment Operations
Net investment income (loss)B	.58	.83	.56	.10
Net realized and unrealized gain (loss)	5.91	10.27	4.35	(.90)
Total from investment operations	6.49	11.10	4.91	(.80)
Distributions from net investment income	(.97)	(.75)	(.51)	(.36)
Distributions from net realized gain	(3.14)	(.57)	(1.51)	–
Total distributions	(4.11)	(1.32)	(2.02)	(.36)
Net asset value, end of period	$43.19	$40.81	$31.03	$28.14
Total ReturnC,D	16.86%	37.01%	19.15%	(2.74)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.59%	.53%	.41%	.37%G
Expenses net of fee waivers, if any	.59%	.53%	.41%	.37%G
Expenses net of all reductions	.59%	.53%	.41%	.36%G
Net investment income (loss)	1.36%	2.50%	1.91%	2.35%G
Supplemental Data
Net assets, end of period (in millions)	$57	$35	$32	$1
Portfolio turnover rateH	87%	147%	151%	176%

 A For the period October 2, 2018 (commencement of sale of shares) through November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$454,757
Gross unrealized depreciation	(43,660)
Net unrealized appreciation (depreciation)	$411,097
Tax Cost	$1,759,755

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$109,197
Undistributed long-term capital gain	$247,361
Net unrealized appreciation (depreciation) on securities and other investments	$410,158

The tax character of distributions paid was as follows:

	November 30, 2021	November 30, 2020
Ordinary Income	$85,829	$ 38,919
Long-term Capital Gains	111,521	24,390
Total	$197,350	$ 63,309

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Convertible Securities Fund	1,842,837	2,043,055

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the ICE® BofAML® All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annual management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$129	$6
Class M	.25%	.25%	56	–(a)
Class C	.75%	.25%	238	34
			$423	$40

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$34
Class M	3
Class C(a)	1
$38

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$91.18
Class M	20.18
Class C	45.19
Convertible Securities	2,447.12
Class I	139.16
Class Z	20.04
	$2,762

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Convertible Securities Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Convertible Securities Fund	$18

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Convertible Securities Fund	Borrower	$18,324.29%		$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Convertible Securities Fund	46,106	22,578	1,480

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Convertible Securities Fund	$4

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Convertible Securities Fund	$109	$28	$–

8. Expense Reductions.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $34.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2021	Year ended November 30, 2020
Fidelity Convertible Securities Fund
Distributions to shareholders
Class A	$4,054	$1,026
Class M	901	229
Class C	2,164	536
Convertible Securities	180,357	57,838
Class I	6,211	2,439
Class Z	3,663	1,241
Total	$197,350	$63,309

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2021	Year ended November 30, 2020	Year ended November 30, 2021	Year ended November 30, 2020
Fidelity Convertible Securities Fund
Class A
Shares sold	572	347	$24,293	$11,536
Reinvestment of distributions	97	31	3,835	981
Shares redeemed	(332)	(195)	(14,016)	(6,296)
Net increase (decrease)	337	183	$14,112	$6,221
Class M
Shares sold	85	56	$3,547	$1,857
Reinvestment of distributions	22	7	862	227
Shares redeemed	(79)	(40)	(3,319)	(1,280)
Net increase (decrease)	28	23	$1,090	$804
Class C
Shares sold	195	212	$8,229	$6,944
Reinvestment of distributions	55	16	2,144	508
Shares redeemed	(399)	(174)	(16,782)	(5,621)
Net increase (decrease)	(149)	54	$(6,409)	$1,831
Convertible Securities
Shares sold	5,681	6,045	$241,987	$195,871
Reinvestment of distributions	3,994	1,572	158,873	50,341
Shares redeemed	(9,064)	(9,778)	(383,772)	(312,821)
Net increase (decrease)	611	(2,161)	$17,088	$(66,609)
Class I
Shares sold	2,341	1,234	$100,045	$39,411
Reinvestment of distributions	150	70	5,961	2,256
Shares redeemed	(1,537)	(1,658)	(65,312)	(52,233)
Net increase (decrease)	954	(354)	$40,694	$(10,566)
Class Z
Shares sold	604	582	$25,812	$19,146
Reinvestment of distributions	88	36	3,518	1,158
Shares redeemed	(236)	(785)	(10,066)	(23,604)
Net increase (decrease)	456	(167)	$19,264	$(3,300)

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Convertible Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Convertible Securities Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the “Fund”) as of November 30, 2021, the related statement of operations for the year ended November 30, 2021, the statement of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 314 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Fidelity Convertible Securities Fund
Class A	.99%
Actual		$1,000.00	$1,028.50	$5.03
Hypothetical-C		$1,000.00	$1,020.10	$5.01
Class M	1.24%
Actual		$1,000.00	$1,027.10	$6.30
Hypothetical-C		$1,000.00	$1,018.85	$6.28
Class C	1.76%
Actual		$1,000.00	$1,024.50	$8.93
Hypothetical-C		$1,000.00	$1,016.24	$8.90
Convertible Securities	.69%
Actual		$1,000.00	$1,030.20	$3.51
Hypothetical-C		$1,000.00	$1,021.61	$3.50
Class I	.72%
Actual		$1,000.00	$1,029.90	$3.66
Hypothetical-C		$1,000.00	$1,021.46	$3.65
Class Z	.61%
Actual		$1,000.00	$1,030.50	$3.10
Hypothetical-C		$1,000.00	$1,022.01	$3.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Convertible Securities Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Convertible Securities Fund
Class A	12/29/21	12/28/21	$0.248	$6.923
Class M	12/29/21	12/28/21	$0.215	$6.923
Class C	12/29/21	12/28/21	$0.147	$6.923
Convertible Securities	12/29/21	12/28/21	$0.283	$6.923
Class I	12/29/21	12/28/21	$0.275	$6.923
Class Z	12/29/21	12/28/21	$0.294	$6.923

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2021, $247,371,955, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $26,237,989 of distributions paid in the calendar year 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 99.91% of the short-term capital gain dividend distributed in December during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $26,672,356 of distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year qualify for the dividends–received deduction for corporate shareholders:

	Class A	Class M	Class C	Convertible Securities	Class I	Class Z
Fidelity Convertible Securities Fund
December 2020	3%	3%	3%	3%	3%	3%
April 2021	100%	100%	–	100%	100%	100%
July 2021	100%	100%	–	100%	100%	100%
October 2021	100%	100%	–	100%	100%	100%

A percentage of the dividends distributed during the fiscal year may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Convertible Securities	Class I	Class Z
Fidelity Convertible Securities Fund
December 2020	4%	4%	4%	4%	4%	4%
April 2021	100%	100%	–	100%	100%	100%
July 2021	100%	100%	–	100%	100%	100%
October 2021	100%	100%	–	100%	100%	100%

Class A, Class M, Class C, Convertible Securities, Class I, and Class Z designates 1% of the dividends distributed in December 2020 during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

CVS-ANN-0122
1.539184.124

Fidelity® Equity Dividend Income Fund

Annual Report

November 30, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2021	Past 1 year	Past 5 years	Past 10 years
Fidelity® Equity Dividend Income Fund	18.40%	9.19%	11.28%
Class K	18.51%	9.29%	11.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Equity Dividend Income Fund, a class of the fund, on November 30, 2011.

The chart shows how the value of your investment would have changed, and also shows how the Russell 3000® Value Index performed over the same period.

Period Ending Values
$29,119	Fidelity® Equity Dividend Income Fund
$32,297	Russell 3000® Value Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 27.92% for the 12 months ending November 30, 2021, with U.S. equities rising on the prospect of a surge in economic growth amid strong corporate earnings, widespread COVID-19 vaccination, fiscal stimulus and fresh spending programs. After the index closed 2020 at an all-time high, investors were hopeful as the new year began. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. A flattish May reflected concerns about inflation and jobs, but the rally resumed through August amid strong earnings. In early September, sentiment turned broadly negative due to a host of factors. These included inflationary pressure from surging energy/other commodity prices, rising bond yields, supply constraints and disruption, valuation concerns, and the fast-spreading delta variant of the coronavirus. In addition, the Fed signaled it could soon begin to taper the bond purchases it has made since the onset of the pandemic. The index returned -4.65% in September, its first monthly decline since January, but sharply reversed course with a 7.01% gain in October, driven by strength in earnings and notable improvement in the economy. By sector, energy gained about 57% to lead by a wide margin, followed by financials (+39%), whereas the defensive utilities (+8%) and consumer staples (+9%) groups notably lagged.

Comments from Portfolio Manager John Sheehy:  For the fiscal year ending November 30, 2021, the fund's share classes gained about 18% to 19%, trailing the 22.92% advance of the benchmark Russell 3000® Value Index. The largest detractors from performance versus the benchmark were stock picks and an overweighting in the health care sector. Weak picks among information technology stocks also hindered the portfolio's relative return. Further pressuring performance was an underweighting in the financials sector, primarily within the diversified financials industry. The biggest individual relative detractor was an overweighting in Bristol-Myers Squibb, which returned roughly -11% the past year and was among the fund’s largest holdings. Non-benchmark exposure to Unilever, also one of our biggest holdings and one where we increased our stake this period, returned about -14% and weighed on performance versus the benchmark as well. Further hampering performance was our outsized stake in Verizon Communications, which returned -13% and was another one of the portfolio's more sizable positions at the end of the period. In contrast, the biggest contributor to the fund’s relative performance was stock selection in financials. Favorable investment choices in consumer discretionary and utilities also helped. Our top individual relative contributor was an overweighting in Wells Fargo, which gained 77% the past 12 months and was among the portfolio's biggest holdings. The fund's non-benchmark stake in Capgemini (+68%) also helped, though we decreased our stake in the company the past 12 months. Avoiding AT&T, a benchmark component that returned roughly -15%, also added value on a relative basis. Notable changes in positioning include reduced exposure to the energy sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of November 30, 2021

% of fund's net assets
Verizon Communications, Inc.	3.0
Bristol-Myers Squibb Co.	2.7
Unilever PLC sponsored ADR	2.6
Wells Fargo & Co.	2.3
Cisco Systems, Inc.	2.2
Amdocs Ltd.	2.0
Philip Morris International, Inc.	2.0
Johnson & Johnson	2.0
Merck & Co., Inc.	1.9
State Street Corp.	1.9
22.6

Top Five Market Sectors as of November 30, 2021

% of fund's net assets
Health Care	17.3
Financials	16.4
Information Technology	13.2
Industrials	11.9
Consumer Staples	11.0

Asset Allocation (% of fund's net assets)

As of November 30, 2021*
Stocks	97.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 18.9%

Schedule of Investments November 30, 2021

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 3.6%
Deutsche Telekom AG	1,747,500	$30,778
Verizon Communications, Inc.	3,370,100	169,413
		200,191
Entertainment - 0.6%
The Walt Disney Co. (a)	237,400	34,399
Media - 3.1%
Cogeco Communications, Inc.	403,100	30,807
Comcast Corp. Class A	1,139,500	56,952
Omnicom Group, Inc.	1,322,400	89,011
		176,770

TOTAL COMMUNICATION SERVICES		411,360

CONSUMER DISCRETIONARY - 3.9%
Household Durables - 1.1%
Whirlpool Corp.	290,100	63,166
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	648,900	43,775
Multiline Retail - 0.5%
Kohl's Corp.	450,400	23,074
Nordstrom, Inc. (a)(b)	257,600	5,453
		28,527
Specialty Retail - 1.0%
Camping World Holdings, Inc.	522,200	22,904
Lowe's Companies, Inc.	143,100	35,001
		57,905
Textiles, Apparel & Luxury Goods - 0.5%
Kontoor Brands, Inc.	50,804	2,739
Tapestry, Inc.	560,600	22,491
		25,230

TOTAL CONSUMER DISCRETIONARY		218,603

CONSUMER STAPLES - 11.0%
Beverages - 2.3%
Anheuser-Busch InBev SA NV ADR (b)	553,600	30,847
Keurig Dr. Pepper, Inc.	855,400	29,075
The Coca-Cola Co.	1,330,600	69,790
		129,712
Household Products - 3.1%
Kimberly-Clark Corp.	337,900	44,032
Procter & Gamble Co.	604,600	87,413
Reynolds Consumer Products, Inc.	1,503,100	43,860
		175,305
Personal Products - 2.6%
Unilever PLC sponsored ADR	2,898,700	147,399
Tobacco - 3.0%
Altria Group, Inc.	1,346,500	57,415
Philip Morris International, Inc.	1,330,900	114,378
		171,793

TOTAL CONSUMER STAPLES		624,209

ENERGY - 3.9%
Oil, Gas & Consumable Fuels - 3.9%
BP PLC sponsored ADR	341,100	8,855
Enterprise Products Partners LP	3,073,800	65,749
Exxon Mobil Corp.	585,300	35,024
Parkland Corp. (b)	1,226,500	31,665
Royal Dutch Shell PLC Class A sponsored ADR (b)	1,336,800	56,199
Suncor Energy, Inc.	1,015,500	24,739
		222,231
FINANCIALS - 16.4%
Banks - 6.5%
Citigroup, Inc.	882,300	56,203
Huntington Bancshares, Inc.	1,971,100	29,251
M&T Bank Corp.	500,200	73,334
PNC Financial Services Group, Inc.	409,600	80,691
Wells Fargo & Co.	2,741,708	130,999
		370,478
Capital Markets - 3.3%
Bank of New York Mellon Corp.	946,400	51,853
Lazard Ltd. Class A	656,700	27,989
State Street Corp.	1,198,400	106,622
		186,464
Insurance - 6.6%
Assurant, Inc.	187,500	28,519
AXA SA	1,748,100	48,052
Chubb Ltd.	349,379	62,703
Fairfax Financial Holdings Ltd. (sub. vtg.)	78,400	34,795
First American Financial Corp.	880,500	65,315
Old Republic International Corp.	1,552,600	37,200
The Travelers Companies, Inc.	644,000	94,636
		371,220

TOTAL FINANCIALS		928,162

HEALTH CARE - 17.3%
Biotechnology - 1.5%
AbbVie, Inc.	751,900	86,679
Health Care Providers & Services - 6.4%
AmerisourceBergen Corp.	519,200	60,097
Anthem, Inc.	155,700	63,250
Cigna Corp.	371,400	71,272
CVS Health Corp.	546,326	48,656
McKesson Corp.	215,800	46,777
Premier, Inc.	585,600	21,708
UnitedHealth Group, Inc.	110,000	48,864
		360,624
Pharmaceuticals - 9.4%
Bristol-Myers Squibb Co.	2,909,400	156,031
Johnson & Johnson	726,566	113,293
Merck & Co., Inc.	1,437,700	107,698
Organon & Co.	1,019,170	29,790
Royalty Pharma PLC	817,100	32,496
Sanofi SA sponsored ADR	2,018,300	96,011
		535,319

TOTAL HEALTH CARE		982,622

INDUSTRIALS - 11.9%
Aerospace & Defense - 3.5%
General Dynamics Corp.	485,600	91,764
Lockheed Martin Corp.	84,300	28,099
Raytheon Technologies Corp.	975,430	78,932
		198,795
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	141,100	27,990
Building Products - 0.8%
Owens Corning	534,000	45,305
Electrical Equipment - 0.6%
Regal Rexnord Corp.	225,200	35,604
Industrial Conglomerates - 2.6%
3M Co.	329,300	55,994
General Electric Co.	310,874	29,530
Hitachi Ltd.	895,100	52,433
Rheinmetall AG	116,300	10,370
		148,327
Machinery - 2.3%
Allison Transmission Holdings, Inc.	1,699,400	58,782
Otis Worldwide Corp.	316,565	25,452
Stanley Black & Decker, Inc.	258,600	45,193
		129,427
Professional Services - 1.6%
Intertrust NV (a)(c)	1,257,700	29,098
Manpower, Inc.	283,100	25,374
Science Applications International Corp.	390,900	32,793
		87,265

TOTAL INDUSTRIALS		672,713

INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 2.2%
Cisco Systems, Inc.	2,254,000	123,609
IT Services - 7.6%
Amdocs Ltd.	1,665,359	116,275
Capgemini SA	182,800	42,313
Fidelity National Information Services, Inc.	852,300	89,065
Fiserv, Inc. (a)	357,000	34,458
Genpact Ltd.	781,800	37,737
Global Payments, Inc.	365,800	43,545
IBM Corp.	393,900	46,126
Maximus, Inc.	315,700	23,820
		433,339
Software - 2.3%
Micro Focus International PLC	1,968,700	9,120
Open Text Corp.	1,311,700	62,184
SS&C Technologies Holdings, Inc.	764,000	58,316
		129,620
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd.	992,660	59,819

TOTAL INFORMATION TECHNOLOGY		746,387

MATERIALS - 3.1%
Chemicals - 1.6%
CF Industries Holdings, Inc.	640,000	38,778
DuPont de Nemours, Inc.	376,099	27,816
LyondellBasell Industries NV Class A	296,700	25,851
		92,445
Metals & Mining - 1.5%
Newmont Corp.	1,568,100	86,120

TOTAL MATERIALS		178,565

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Corporate Office Properties Trust (SBI)	1,507,100	38,672
Douglas Emmett, Inc.	626,700	20,537
Highwoods Properties, Inc. (SBI)	1,183,000	51,106
National Retail Properties, Inc.	779,000	34,354
		144,669
UTILITIES - 7.2%
Electric Utilities - 5.7%
Duke Energy Corp.	687,200	66,665
Edison International	1,079,994	70,502
Entergy Corp.	494,700	49,638
Exelon Corp.	824,400	43,471
FirstEnergy Corp.	793,100	29,868
PPL Corp.	1,570,100	43,696
Southern Co.	312,500	19,094
		322,934
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp.	1,808,100	35,945
Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	1,906,700	49,403

TOTAL UTILITIES		408,282

TOTAL COMMON STOCKS
(Cost $4,864,374)		5,537,803

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.06% (d)	123,050,572	123,075
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	47,789,969	47,795
TOTAL MONEY MARKET FUNDS
(Cost $170,870)		170,870
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $5,035,244)		5,708,673
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(45,730)
NET ASSETS - 100%		$5,662,943

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,098,000 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$136,161	$664,743	$677,828	$73	$(1)	$--	$123,075	0.2%
Fidelity Securities Lending Cash Central Fund 0.07%	23,069	694,612	669,886	210	--	--	47,795	0.1%
Total	$159,230	$1,359,355	$1,347,714	$283	$(1)	$--	$170,870

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$411,360	$380,582	$30,778	$--
Consumer Discretionary	218,603	218,603	--	--
Consumer Staples	624,209	624,209	--	--
Energy	222,231	222,231	--	--
Financials	928,162	880,110	48,052	--
Health Care	982,622	982,622	--	--
Industrials	672,713	620,280	52,433	--
Information Technology	746,387	737,267	9,120	--
Materials	178,565	178,565	--	--
Real Estate	144,669	144,669	--	--
Utilities	408,282	408,282	--	--
Money Market Funds	170,870	170,870	--	--
Total Investments in Securities:	$5,708,673	$5,568,290	$140,383	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.1%
United Kingdom	3.9%
France	3.2%
Canada	3.2%
Bailiwick of Guernsey	2.0%
Bermuda	1.2%
Switzerland	1.1%
Korea (South)	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		November 30, 2021
Assets
Investment in securities, at value (including securities loaned of $44,345) — See accompanying schedule: Unaffiliated issuers (cost $4,864,374)	$5,537,803
Fidelity Central Funds (cost $170,870)	170,870
Total Investment in Securities (cost $5,035,244)		$5,708,673
Receivable for investments sold		6,987
Receivable for fund shares sold		1,258
Dividends receivable		14,271
Distributions receivable from Fidelity Central Funds		12
Prepaid expenses		7
Other receivables		90
Total assets		5,731,298
Liabilities
Payable for investments purchased	$15,339
Payable for fund shares redeemed	2,382
Accrued management fee	2,110
Other affiliated payables	648
Other payables and accrued expenses	81
Collateral on securities loaned	47,795
Total liabilities		68,355
Net Assets		$5,662,943
Net Assets consist of:
Paid in capital		$4,451,745
Total accumulated earnings (loss)		1,211,198
Net Assets		$5,662,943
Net Asset Value and Maximum Offering Price
Equity Dividend Income:
Net Asset Value, offering price and redemption price per share ($4,903,150 ÷ 171,821 shares)		$28.54
Class K:
Net Asset Value, offering price and redemption price per share ($759,793 ÷ 26,632 shares)		$28.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended November 30, 2021
Investment Income
Dividends		$160,750
Income from Fidelity Central Funds (including $210 from security lending)		283
Total income		161,033
Expenses
Management fee	$24,550
Transfer agent fees	6,672
Accounting fees	1,113
Custodian fees and expenses	153
Independent trustees' fees and expenses	21
Registration fees	77
Audit	66
Legal	8
Miscellaneous	25
Total expenses before reductions	32,685
Expense reductions	(92)
Total expenses after reductions		32,593
Net investment income (loss)		128,440
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	550,515
Fidelity Central Funds	(1)
Foreign currency transactions	99
Total net realized gain (loss)		550,613
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	247,711
Assets and liabilities in foreign currencies	(38)
Total change in net unrealized appreciation (depreciation)		247,673
Net gain (loss)		798,286
Net increase (decrease) in net assets resulting from operations		$926,726

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended November 30, 2021	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$128,440	$127,039
Net realized gain (loss)	550,613	10,895
Change in net unrealized appreciation (depreciation)	247,673	(134,270)
Net increase (decrease) in net assets resulting from operations	926,726	3,664
Distributions to shareholders	(133,355)	(419,333)
Share transactions - net increase (decrease)	(235,968)	272,486
Total increase (decrease) in net assets	557,403	(143,183)
Net Assets
Beginning of period	5,105,540	5,248,723
End of period	$5,662,943	$5,105,540

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity Dividend Income Fund

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.68	$26.64	$27.18	$29.62	$27.50
Income from Investment Operations
Net investment income (loss)A	.63	.62	.65	.66	.65
Net realized and unrealized gain (loss)	3.88	(.46)	1.92	(.27)	3.20
Total from investment operations	4.51	.16	2.57	.39	3.85
Distributions from net investment income	(.64)	(.63)	(.62)	(.66)	(.63)
Distributions from net realized gain	(.01)	(1.50)	(2.49)	(2.18)	(1.10)
Total distributions	(.65)	(2.12)B	(3.11)	(2.83)B	(1.73)
Net asset value, end of period	$28.54	$24.68	$26.64	$27.18	$29.62
Total ReturnC	18.40%	.76%	12.07%	1.28%	14.61%
Ratios to Average Net AssetsD,E
Expenses before reductions	.58%	.60%	.60%	.61%	.62%
Expenses net of fee waivers, if any	.58%	.60%	.60%	.61%	.62%
Expenses net of all reductions	.58%	.59%	.60%	.60%	.61%
Net investment income (loss)	2.21%	2.72%	2.65%	2.39%	2.35%
Supplemental Data
Net assets, end of period (in millions)	$4,903	$4,409	$4,949	$4,882	$5,351
Portfolio turnover rateF	47%	71%	52%	56%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity Dividend Income Fund Class K

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.67	$26.64	$27.18	$29.62	$27.50
Income from Investment Operations
Net investment income (loss)A	.65	.63	.68	.69	.68
Net realized and unrealized gain (loss)	3.89	(.45)	1.91	(.27)	3.20
Total from investment operations	4.54	.18	2.59	.42	3.88
Distributions from net investment income	(.66)	(.65)	(.64)	(.69)	(.66)
Distributions from net realized gain	(.01)	(1.50)	(2.49)	(2.18)	(1.10)
Total distributions	(.68)B	(2.15)	(3.13)	(2.86)B	(1.76)
Net asset value, end of period	$28.53	$24.67	$26.64	$27.18	$29.62
Total ReturnC	18.51%	.84%	12.18%	1.39%	14.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%	.51%	.51%	.51%	.52%
Expenses net of fee waivers, if any	.49%	.51%	.51%	.51%	.52%
Expenses net of all reductions	.49%	.50%	.51%	.50%	.51%
Net investment income (loss)	2.30%	2.81%	2.74%	2.49%	2.45%
Supplemental Data
Net assets, end of period (in millions)	$760	$696	$300	$220	$235
Portfolio turnover rateF	47%	71%	52%	56%	52%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$872,388
Gross unrealized depreciation	(186,187)
Net unrealized appreciation (depreciation)	$686,201
Tax Cost	$5,022,472

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$153,128
Undistributed long-term capital gain	$386,782
Net unrealized appreciation (depreciation) on securities and other investments	$671,287

The tax character of distributions paid was as follows:

	November 30, 2021	November 30, 2020
Ordinary Income	$133,355	$ 125,913
Long-term Capital Gains	–	293,420
Total	$133,355	$ 419,333

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Dividend Income Fund	2,610,511	2,821,870

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Equity Dividend Income	$6,335.13
Class K	337.04
	$6,672

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Equity Dividend Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity Dividend Income Fund	$59

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity Dividend Income Fund	191,908	285,038	58,438

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Equity Dividend Income Fund	$10

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity Dividend Income Fund	$22	$–*	$–

*Amount represents less than five hundred dollars.

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $92.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2021	Year ended November 30, 2020
Fidelity Equity Dividend Income Fund
Distributions to shareholders
Equity Dividend Income	$114,079	$392,089
Class K	19,276	27,244
Total	$133,355	$419,333

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2021	Year ended November 30, 2020	Year ended November 30, 2021	Year ended November 30, 2020
Fidelity Equity Dividend Income Fund
Equity Dividend Income
Shares sold	8,017	8,238	$228,408	$189,816
Reinvestment of distributions	3,879	14,960	106,698	367,865
Shares redeemed	(18,770)	(30,241)	(526,105)	(673,236)
Net increase (decrease)	(6,874)	(7,043)	$(190,999)	$(115,555)
Class K
Shares sold	7,248	20,905	$206,266	$475,740
Reinvestment of distributions	700	1,134	19,276	27,244
Shares redeemed	(9,531)	(5,084)	(270,511)	(114,943)
Net increase (decrease)	(1,583)	16,955	$(44,969)	$388,041

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Financial Trust and Shareholders of Fidelity Equity Dividend Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Equity Dividend Income Fund (one of the funds constituting Fidelity Financial Trust, referred to hereafter as the “Fund”) as of November 30, 2021, the related statement of operations for the year ended November 30, 2021, the statement of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2021 and the financial highlights for each of the five years in the period ended November 30, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 13, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 314 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2014-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Thomas P. Bostick (1956)

Year of Election or Appointment: 2021

Trustee

Lieutenant General Bostick also serves as Trustee of other Fidelity® funds. Prior to his retirement, General Bostick (United States Army, Retired) held a variety of positions within the U.S. Army, including Commanding General and Chief of Engineers, U.S. Army Corps of Engineers (2012-2016) and Deputy Chief of Staff and Director of Human Resources, U.S. Army (2009-2012). General Bostick currently serves as a member of the Board and Finance and Governance Committees of CSX Corporation (transportation, 2020-present) and a member of the Board and Corporate Governance and Nominating Committee of Perma-Fix Environmental Services, Inc. (nuclear waste management, 2020-present). General Bostick serves as Chief Executive Officer of Bostick Global Strategies, LLC (consulting, 2016-present) and Managing Partner, Sustainability, of Ridge-Lane Limited Partners (strategic advisory and venture development, 2016-present). Previously, General Bostick served as a Member of the Advisory Board of certain Fidelity® funds (2021), President, Intrexon Bioengineering (2018-2020) and Chief Operating Officer (2017-2020) and Senior Vice President of the Environment Sector (2016-2017) of Intrexon Corporation (biopharmaceutical company).

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York and a member of the Board of NYC Leadership Academy (2012-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Finance Committee and Governance, Compensation and Nominating Committee of Xcel Energy Inc. (utilities company, 2020-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board, Compensation Committee and Executive Committee and Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-2021), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Oscar Munoz (1959)

Year of Election or Appointment: 2021

Trustee

Mr. Munoz also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Munoz served as Executive Chairman (2020-2021), Chief Executive Officer (2015-2020), President (2015-2016) and a member of the Board (2010-2021) of United Airlines Holdings, Inc. Mr. Munoz currently serves as a member of the Board of CBRE Group, Inc. (commercial real estate, 2020-present), a member of the Board of Univision Communications, Inc. (Hispanic media, 2020-present) and a member of the Advisory Board of Salesforce.com, Inc. (cloud-based software, 2020-present). Previously, Mr. Munoz served as a Member of the Advisory Board of certain Fidelity® funds (2021).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as a member of the Board of Fortune Brands Home and Security (home and security products, 2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member (2009-present) and President (2020-present) of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board and Investment Committee of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), as a member of the Board of the Columbus Regional Airport Authority (2007-2020), as a member of the Board (2011-2018) and Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Fidelity Equity Dividend Income Fund
Equity Dividend Income	.57%
Actual		$1,000.00	$966.10	$2.81
Hypothetical-C		$1,000.00	$1,022.21	$2.89
Class K	.49%
Actual		$1,000.00	$966.50	$2.42
Hypothetical-C		$1,000.00	$1,022.61	$2.48

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Equity Dividend Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Equity Dividend Income Fund
Fidelity Equity Dividend Income Fund	12/29/2021	12/28/2021	$0.194	$2.599
Class K	12/29/2021	12/28/2021	$0.200	$2.599

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2021, $386,782,336, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 97.89% of the short-term capital gain dividends distributed in December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

Fidelity Equity Dividend Income Fund designates 84%, 100%, 100%, and 100%; and Class K designates 82%, 100%, 100%, and 100%; of the dividends distributed in December, April, July, and October, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Fidelity Equity Dividend Income Fund and Class K designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

EII-ANN-0122
1.539196.124

Item 2.

Code of Ethics

As of the end of the period, November 30, 2021, Fidelity Financial Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Convertible Securities Fund and Fidelity Equity Dividend Income Fund (the “Funds”):

Services Billed by PwC

November 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$47,000	$4,900	$13,000	$1,600
Fidelity Equity Dividend Income Fund	$46,200	$4,700	$12,200	$1,600

November 30, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Convertible Securities Fund	$47,700	$4,700	$12,400	$1,900
Fidelity Equity Dividend Income Fund	$46,900	$4,600	$11,800	$1,800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2021A	November 30, 2020A
Audit-Related Fees	$8,522,600	$9,377,400
Tax Fees	$354,200	$30,000
All Other Fees	$-	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2021A	November 30, 2020A
PwC	$14,167,800	$14,594,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	January 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 20, 2022